Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Finished goods	14,859	17,737	2,430
Work in process	33,573	33,054	4,528
Raw materials	9,868	7,429	1,019
	58,300	58,220	7,977